Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	33,345,541	31,811,523	31,500,693
Common stock, shares outstanding	33,345,541	31,811,523	31,500,693